Risk and Capital Management - Maximum Exposure of Other Financial Assets by Type and Classification of Credit Risk (Detail) - BRL (R$)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	R$ 1,000,949,000,000	R$ 765,719,000,000
Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	625,752,000,000	488,201,000,000
Estimated fair value [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	14,204,000,000	8,267,000,000
Estimated fair value [member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	483,791,000,000	366,998,000,000
Estimated fair value [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	61,693,000,000	39,317,000,000
Estimated fair value [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,498,000,000	318,000,000
Estimated fair value [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,835,000,000	2,977,000,000
Estimated fair value [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,222,000,000	7,820,000,000
Estimated fair value [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,844,000,000	4,984,000,000
Estimated fair value [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,947,000,000	3,427,000,000
Estimated fair value [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	23,195,000,000	12,317,000,000
Estimated fair value [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,950,000,000	1,782,000,000
Estimated fair value [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	978,000,000	710,000,000
Estimated fair value [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,089,000,000	4,622,000,000
Estimated fair value [member] | Government securities - abroad [member] | Italy [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	130,000,000	329,000,000
Estimated fair value [member] | Government securities - abroad [member] | Peru [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,000,000	8,000,000
Estimated fair value [member] | Government securities - abroad [member] | Germany [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		23,000,000
Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	127,757,000,000	112,936,000,000
Estimated fair value [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	422,098,000,000	327,681,000,000
Rural product note [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,823,000,000	5,341,000,000
Real estate receivables certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,342,000,000	7,312,000,000
Bank deposit certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,066,000,000	3,217,000,000
Debentures [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	62,723,000,000	51,510,000,000
Eurobonds and others [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,604,000,000	5,732,000,000
Financial bills [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	15,783,000,000	18,514,000,000
Promissory notes [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,629,000,000	5,311,000,000
Other [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	21,787,000,000	15,999,000,000
Stage 1 [member] | Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	609,114,000,000	483,745,000,000
Stage 1 [member] | Estimated fair value [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,997,000,000	8,062,000,000
Stage 1 [member] | Estimated fair value [member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	483,791,000,000	366,998,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	61,693,000,000	39,317,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,498,000,000	318,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,835,000,000	2,977,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,222,000,000	7,820,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,844,000,000	4,984,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,947,000,000	3,427,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	23,195,000,000	12,317,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,950,000,000	1,782,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	978,000,000	710,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,089,000,000	4,622,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Italy [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	130,000,000	329,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Peru [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,000,000	8,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Germany [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		23,000,000
Stage 1 [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	122,326,000,000	108,685,000,000
Stage 1 [member] | Estimated fair value [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	422,098,000,000	327,681,000,000
Stage 1 [member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	605,404,000,000	481,569,000,000
Stage 1 [member] | At cost [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,232,000,000	8,322,000,000
Stage 1 [member] | At cost [member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	479,477,000,000	364,078,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	61,659,000,000	39,405,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,480,000,000	349,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,847,000,000	2,979,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,227,000,000	7,820,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,847,000,000	4,984,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,951,000,000	3,427,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	23,183,000,000	12,227,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,011,000,000	1,959,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	964,000,000	716,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,012,000,000	4,585,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Italy [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	133,000,000	328,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Peru [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,000,000	8,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Germany [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		23,000,000
Stage 1 [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	122,695,000,000	109,169,000,000
Stage 1 [member] | At cost [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	417,782,000,000	324,637,000,000
Stage 1 [member] | Rural product note [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,723,000,000	5,114,000,000
Stage 1 [member] | Rural product note [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,717,000,000	5,122,000,000
Stage 1 [member] | Real estate receivables certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,268,000,000	7,280,000,000
Stage 1 [member] | Real estate receivables certificates [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,290,000,000	7,253,000,000
Stage 1 [member] | Bank deposit certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,066,000,000	3,217,000,000
Stage 1 [member] | Bank deposit certificates [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,064,000,000	3,217,000,000
Stage 1 [member] | Debentures [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	58,365,000,000	47,607,000,000
Stage 1 [member] | Debentures [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	57,963,000,000	47,751,000,000
Stage 1 [member] | Eurobonds and others [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,604,000,000	5,704,000,000
Stage 1 [member] | Eurobonds and others [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,445,000,000	5,671,000,000
Stage 1 [member] | Financial bills [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	15,783,000,000	18,514,000,000
Stage 1 [member] | Financial bills [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	15,784,000,000	18,517,000,000
Stage 1 [member] | Promissory notes [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,629,000,000	5,311,000,000
Stage 1 [member] | Promissory notes [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,611,000,000	5,314,000,000
Stage 1 [member] | Other [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	20,888,000,000	15,938,000,000
Stage 1 [member] | Other [member] | At cost [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	36,000,000	36,000,000
Stage 1 [member] | Other [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	21,821,000,000	16,324,000,000
Stage 2 [member] | Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	13,681,000,000	402,000,000
Stage 2 [member] | Estimated fair value [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,943,000,000
Stage 2 [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,738,000,000	402,000,000
Stage 2 [member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	14,428,000,000	637,000,000
Stage 2 [member] | At cost [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,943,000,000
Stage 2 [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,485,000,000	637,000,000
Stage 2 [member] | Rural product note [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	36,000,000	58,000,000
Stage 2 [member] | Rural product note [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	38,000,000	62,000,000
Stage 2 [member] | Real estate receivables certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	73,000,000	11,000,000
Stage 2 [member] | Real estate receivables certificates [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	77,000,000	10,000,000
Stage 2 [member] | Debentures [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,779,000,000	283,000,000
Stage 2 [member] | Debentures [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,402,000,000	336,000,000
Stage 2 [member] | Eurobonds and others [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		28,000,000
Stage 2 [member] | Eurobonds and others [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		29,000,000
Stage 2 [member] | Other [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	850,000,000	22,000,000
Stage 2 [member] | Other [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	968,000,000	200,000,000
Stage 3 [member] | Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,957,000,000	4,054,000,000
Stage 3 [member] | Estimated fair value [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	264,000,000	205,000,000
Stage 3 [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,693,000,000	3,849,000,000
Stage 3 [member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,105,000,000	7,739,000,000
Stage 3 [member] | At cost [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,232,000,000	955,000,000
Stage 3 [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,873,000,000	6,784,000,000
Stage 3 [member] | Rural product note [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	64,000,000	169,000,000
Stage 3 [member] | Rural product note [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	115,000,000	204,000,000
Stage 3 [member] | Real estate receivables certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,000,000	21,000,000
Stage 3 [member] | Real estate receivables certificates [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		20,000,000
Stage 3 [member] | Debentures [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,579,000,000	3,620,000,000
Stage 3 [member] | Debentures [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,462,000,000	6,311,000,000
Stage 3 [member] | Other [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	49,000,000	39,000,000
Stage 3 [member] | Other [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	R$ 296,000,000	R$ 249,000,000